Inventories - Schedule of Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Inventory Disclosure [Abstract]
Finished goods	¥ 422,627		¥ 311,316
Raw materials	153,724		128,059
Inventories	¥ 576,351	$ 90,442	¥ 439,375